Accrued Liabilities Table (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities, Current [Abstract]
Interest on debt	$ 288	$ 282
Employee costs	226	205
Estimated rate refund liabilities (Note 19)	189	0
Contract liabilities (Note 2)	158	244
Asset retirement obligation (Note 12)	48	64
Operating lease liabilities (Note 11)	21	0
Other, including other loss contingencies	346	307
Other accrued liabilities	$ 1,276	$ 1,102